Inventories	12 Months Ended
Dec. 31, 2021
Description of accounting policy for measuring inventories [text block] [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	December 31, 2021	December 31, 2020

Raw materials	116	79
Finish goods	239	11
Total	355	90

The Company recorded an inventory write off in the amount of $13 and $304 and $905 during the years ended December 31, 2021, 2020 and 2019, respectively. According to Company’s policy, the Company recognizes inventory write-offs according to the age of the inventory as of each cut-off date.